Trade and other payables - Finance lease obligations (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments	€ 0.0	€ 1.8
Interest	0.0	0.2
Present value of minimum lease payments	0.0	1.6
Less than one year
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments	0.0	0.7
Interest	0.0	0.1
Present value of minimum lease payments	0.0	0.6
Between one and five years
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments	0.0	1.1
Interest	0.0	0.1
Present value of minimum lease payments	0.0	1.0
More than five years
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments	0.0	0.0
Interest	0.0	0.0
Present value of minimum lease payments	€ 0.0	€ 0.0